Net (loss) income per share and net (loss) income attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2023
Net (loss) income per share and net (loss) income attributable to ordinary shareholders
Net (loss) income per share and net (loss) income attributable to ordinary shareholders
14.	Net (loss) income per share and net (loss) income attributable to ordinary shareholders

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net (loss) income per share calculation
Numerator:
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per share	(581,883,146)	(75,422,408)	35,517,634
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share	32,544,878	31,971,245	31,977,665
Basic net (loss) income per ordinary share	(17.88)	(2.36)	1.11
Diluted net (loss) income per share calculation
Numerator:
Net (loss) income attributable to ordinary shareholders of DouYu Holdings Limited	(581,883,146)	(75,422,408)	35,517,634
Net (loss) income attributable to ordinary shareholders for computing diluted net (loss) income per ordinary share	(581,883,146)	(75,422,408)	35,517,634
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share	32,544,878	31,971,245	31,977,665
Weighted average ordinary shares used in computing diluted (loss) income per ordinary share	32,544,878	31,971,245	31,977,665
Diluted net (loss) income per ordinary share	(17.88)	(2.36)	1.11

As of December 31, 2021, 2022 and 2023, diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	As of December 31,
	2021	2022	2023
Nonvested restricted share units	321,378	—	—